Other (expense) / income, net - Schedule of Summary of Other Income, Net (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Other Income and Expenses [Abstract]
Foreign exchange (loss) / gain		$ (5,417)	$ 2,017	$ (5,403)	$ 7,210
Fair value loss on contingent consideration		(184)	(282)	(184)	(396)
(Loss) / gain on derivative instruments	[1]	(806)	1,209	(1,657)	4,410
Fair value (loss) / gain on warrant liability	[2]	(54)	415	512	140
Gain on debt repurchases	[3]	0	720	0	1,296
Other	[4]	(253)	318	841	4,092
Other (expense) / income, net		$ (6,714)	$ 4,397	$ (5,891)	$ 16,752

[1]	In the six months ended June 30, 2025 and 2024 the Company entered into additional derivative financial instrument arrangements to mitigate interest risk on its variable-rate debt (See Note 8).
[2]	The Company accounts for warrants as derivative liabilities. The warrants were initially recorded at fair value based on the public warrants listed trading price and are subsequently remeasured at the balance sheet date with the changes in fair value recognized in the unaudited condensed consolidated statements of comprehensive loss (See Note 13).
[3]	Relates to gain on repurchases of the Company's debt (See Note 7).
[4]	Mainly relates to the release of certain provisions, offset by certain banking fees.